Note 13 - Employee and Director Benefits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
NOTE
13
- EMPLOYEE AND DIRECTOR BENEFITS

The Corporation sponsors a salary deferral, defined contribution plan which provides for both profit sharing and employer matching contributions. The plan permits investing in the Corporation’s stock subject to certain limitations. Participants who meet certain eligibility conditions are eligible to participate and defer a specified percentage of their eligible compensation subject to certain income tax law limitations. The Corporation makes discretionary matching and profit sharing contributions, as approved annually by the Board of Directors, subject to certain income tax law limitations. Contribution expense for the plan amounted to
$1,201,000,
$1,025,000
and
$776,000

in
2019
,
2018
,
and
2017
,
respectively. At
December 31, 2019
,
the plan owned
397,960
 shares of the Corporation’s common stock.

The Corporation also sponsors nonqualified deferred compensation plans, covering certain directors and employees, which have been indirectly funded through the purchase of split-dollar life insurance policies. In connection with the policies, the Corporation has provided an estimated liability for accumulated supplemental retirement benefits amounting to
$1,484,000
and
$1,435,000
at
December 31, 2019
and
2018
,
respectively, which is included in other liabilities in the accompanying consolidated balance sheets. The Corporation has also purchased split-dollar life insurance policies for investment purposes and to fund other employee benefit plans. The combined cash values of these policies aggregated
$18,613,000
and
$18,223,000
at
December 31, 2019
and
2018
,
respectively.

Under an employee stock purchase plan, eligible employees
may
defer a portion of their compensation and use the proceeds to purchase stock of the Corporation at a discount determined semi-annually by the Board of Directors as stipulated in the plan. The Corporation sold from treasury
2
,957
shares in
2019
,
1,715
shares in
2018
,
and
1,126
shares in
2017
 under the plan.

The
three
members of the Corporation's senior executive management team have employment agreements which provide for certain compensation and benefits should any triggering events occur, as specified in the agreement, including change of control or termination without cause.